Note 26 - Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended				12 Months Ended		0 Months Ended
	May 22, 2012	Feb. 24, 2012	Jan. 11, 2012	Jun. 11, 2011	Dec. 31, 2014	Dec. 31, 2012	Jul. 27, 2012	Jul. 19, 2012	May 08, 2012	Mar. 26, 2012	Feb. 16, 2012	Jan. 31, 2012	Dec. 22, 2011	Feb. 20, 2012	Oct. 21, 2011	Dec. 31, 2011
Note 26 - Discontinued Operations (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			$ (457)		$ (1,150)	$ 16,258
Disposal of Property, Plant and Equipment, Sales Commission, Rate			2.00%
Gain on Release of Liabilities		24,576
Disposal of Property, Plant and Equipment, Brokerage Commission, Rate			1.00%
Contractual Obligation, Default, Purchase Option Liability	1,779
Contractual Obligation, Default, Gain on Default and Sale	7,424
Loss on Sale Leaseback Transaction				208
Maritime Equipment [Member]
Note 26 - Discontinued Operations (Details) [Line Items]
Proceeds from Sale of Productive Assets			8,150				28,500	28,500	9,450	26,000	11,400		64,532
Gain (Loss) on Disposition of Property Plant Equipment							18,011		(1,268)	(49)	(28)	14,267	8,640
Disposal of Property, Plant and Equipment, Sales Commission, Rate							1.50%		4.25%
Disposal Group, Including Discontinued Operation, Assets													55,171			64,712
Proceeds from Sale of Property Held-for-sale												80,159
SPP Shipbuilding Co. Ltd. [Member]
Note 26 - Discontinued Operations (Details) [Line Items]
Contractual Obligation, Default														7,400
Contractual Obligation, Default, Write Off	7,240
Contracutal Obligation, Default, Capitalized Expenses	185
Contractual Obligation, Release from Obligation, Amount	5,492
Northern Shipping Fund LLC [Member]
Note 26 - Discontinued Operations (Details) [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities				26,600
Sale Leaseback Transaction, Call Option Amount				26,500
Endurance Shipping LLC [Member]
Note 26 - Discontinued Operations (Details) [Line Items]
Loss on Contract Termination				5,645
Prime Mountain Shipping Ltd. [Member]
Note 26 - Discontinued Operations (Details) [Line Items]
Disposal of Property, Plant and Equipment, Sales Commission, Rate												3.50%
Extinguishment of Debt, Amount															13,220
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal												$ 669